Derivatives and embedded derivatives - Schedule of hedging instruments (Detail) - Digital Assets [Member] - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Derivative Instrument Detail [Line Items]
Carrying Value of the Hedged Item	[1]	$ 0	$ 3,297
Cumulative Fair Value Hedging Adjustments Included in the Carrying Value	[1]	$ 0	$ 9,031

[1]	The hedging relationships were de-designated upon the adoption of ASU 2023-08 on January 1, 2024